PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Balance Sheets
Condensed balance sheets

	As at December 31
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash	1,768	22,218	3,200
Amounts due from subsidiaries	402,900	269,270	38,783
Total current assets	404,668	291,488	41,983
Non-current assets:
Investment in subsidiaries	2,662,807	2,309,225	332,598
Deferred cost, non-current	3,142	854	123
Total assets	3,070,617	2,601,567	374,704
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	550,995	410,963	59,191
Accrued expenses and other liabilities	521,618	34,986	5,039
Amounts due to subsidiaries	606,478	989,440	142,509
Total current liabilities	1,679,091	1,435,389	206,739

Total liabilities	1,679,091	1,435,389	206,739

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2015 and 2016; outstanding shares—132,994,201 and 130,091,977 as of December 31, 2015 and 2016, respectively)	105	105	15
Treasury stock (9,359,331 and 12,261,555 as of December 31, 2015 and 2016, respectively)	(6)	(8)	(1)
Additional paid-in capital	1,774,330	1,852,245	266,779
Accumulated other comprehensive loss	(46,574)	(87,968)	(12,670)
Accumulated deficit	(336,329)	(598,196)	(86,158)
Total shareholders’ equity	1,391,526	1,166,178	167,965
Total liabilities and shareholders’ equity	3,070,617	2,601,567	374,704

Condensed Statements of Comprehensive Income
Condensed statements of comprehensive income (loss)

	For the Years Ended December 31
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(7,892)	(21,623)	(22,843)	(3,290)
Selling expenses	(754)	(797)	(825)	(119)
Operating loss	(8,646)	(22,420)	(23,668)	(3,409)
Equity in profit or loss of subsidiaries	146,488	(40,120)	(219,201)	(31,572)
Interest income	570	1,043	—	—
Interest expense	(17,899)	(20,619)	(19,326)	(2,783)
Changes in fair value of derivative	2,605	34,455	713	103
Loss on debt extinguishment	—	(36,648)	—	—
Foreign exchange gain	1,591	6,006	3,138	452
Net income (loss)	124,709	(78,303)	(258,344)	(37,209)
Other comprehensive loss, net of tax of nil foreign currency translation adjustments	(3,368)	(27,923)	(41,394)	(5,962)
Total other comprehensive loss	(3,368)	(27,923)	(41,394)	(5,962)
Comprehensive income (loss)	121,341	(106,226)	(299,738)	(43,171)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the Years Ended December 31
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net cash used in operating activities	(8,613)	(29,140)	(5,230)	(753)
Net cash provided by (used in) investing activities	304,646	(354,246)	785,513	113,137
Net cash (used in) provided by financing activities	(322,317)	196,366	(748,076)	(107,745)

Exchange rate effect on cash	6,371	13,663	(11,757)	(1,694)

Net (decrease) increase in cash	(19,913)	(173,357)	20,450	2,945
Cash at beginning of the year	195,038	175,125	1,768	255

Cash at end of the year	175,125	1,768	22,218	3,200